Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

February 5, 2020

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason ETF Investment Trust

(Filing relates to ClearBridge All Cap Growth ETF (the “Fund”))

(File Nos. 333-206784 and 811-23096)

Ladies and Gentlemen:

On behalf of Legg Mason ETF Investment Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the form of Prospectus and the Statement of Additional Information relating to the Fund, a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 100 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on January 24, 2020, and became effective on February 1, 2020.

Please call the undersigned at (617) 951-8458 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz